SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Note 15 - Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported.  The Management of the Company determined that there were certain reportable subsequent event(s) to be disclosed as follows:

On January 21, 2014 and February 4, 2014, a convertible note holder converted part of the accrued interest through the date of conversion of $23,400 and $26,325, respectively, at $0.0585 per share to 400,000 and 450, 000 shares of the Company's common stock, respectively.

On February 7, 2014, the Company issued a convertible note in the principal amount of $80,000 convertible at $0.10 per share with interest at 8%, per annum, maturing one year from the date of issuance on February 7, 2015. In connection with the issuance of the convertible note,the Company issued the note holder a warrant to purchase 1,000,000 common shares at an exercise price of $0.10 per share with full reset features, expiring five (5) years from the date of issuance.

On February 13, 2014, one investor exercised warrants to purchase 1,877,333 shares of the Company's common stock with an exercise price of $0.0585 per share for $109,824 in cash.

Entry into Service Agreement

On January 27, 2014, the Company entered into a Farm Management and Technology Agreement (the "Agreement") with Ebbu LLC ("Ebbu"), that is developing proprietary marijuana farming and extraction technologies. Under the terms of the Agreement, Ebbu wishes to engage the Company to provide technical support for farm management operations and extraction for both cash and assignable warrants. The scope of work and exact compensation is still under negotiation and will be completed by the end of next week.

Note 16 - Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported.  The Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

On April 30, 2013, the Company issued 1,000,000 shares of its common stock to Mountain Sky International Limited, a Hong Kong corporation ("Mountain Sky"), in partial consideration for consulting services rendered by Mountain Sky.  500,000 of the shares vested at the time of grant, and 500,000 will vest on the one year anniversary of the date of grant. The 500,000 shares vested on April 30, 2013 were valued at $0.20 per share or $100,000 and recorded as consulting fee.

On May 3, 2013, the Company entered into a Warrant Exercise Reset Offer Letter Agreement (the "Reset Letter") with an investor (the  "Investor")  whereby the Company and the Investor agreed that the Investor would immediately exercise his warrant to purchase 853,333  shares of common stock of the Company at an exercise price of $0.20 per share for the aggregate of $170,667.  In  consideration  for the Investor's  immediate  exercise,  the Company agreed to issue to the Investor three new warrants in the amounts of 1,877,333, 1,066,666  and  2,346,666,  with exercise  prices of $0.20,  $0.25 and $0.25 per share, respectively (the "Series A Warrants",  "Series B Warrants" and "Series C Warrants",  respectively,  and collectively  the "New  Warrants").  The Series A Warrants are subject to the Company's call right, and the Series C Warrants are only exercisable upon the Investor's exercise in full of the Series A Warrants. In connection with the Reset Letter, the Company agreed to use its best efforts to file a registration statement (the "Registration Statement") with the Securities  and Exchange  Commission  (the "SEC") within ten (10) business days. The Company will  use its best  efforts  to have  the  Registration  Statement declared effective by the SEC within thirty (30) days. The Company filed a registration statement (the "Registration Statement") with the Securities  and Exchange  Commission  (the "SEC") within ten (10) business days which was declared effective by the SEC within thirty (30) days.

Garden State Securities, Inc. (the "Placement  Agent")  served  as the placement agent of the Company for the Offering.  In consideration for services rendered as the Placement Agent, the Company agreed to: (i) pay to the Placement Agent cash commissions equal to $13,600, (ii) warrants equal to eight percent (8%) of the aggregate number of shares exercised by the Investor, and (iii) upon exercise of the New Warrants by the Company,  the  Placement  Agent will receive additional  warrants  equal to eight percent (8%) of the number of shares issued upon exercise of the New Warrants (collectively, the "Agent Warrants").

On June 23, 2013, the remaining 3,000,000 Escrow Shares have been earned by Ventures stockholder upon achievement of the Second and the Third Milestones within two (2) years of June 23, 2011, the Closing Date associated with the Milestones.  These shares were valued at $0.20 per share or $600,000 on June 23, 2013 and recorded as compensation.